Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Operating Loss Carryforwards [Line Items]
Income Taxes

9. Income taxes

In order to determine the Company’s quarterly provision for income taxes, the Company used an estimated annual effective tax rate that is based on expected annual income and statutory tax rates in the various jurisdictions in which the Company operates. Certain significant unusual or infrequently occurring items that are separately reported are separately recognized in the quarter during which they occur and can be a source of variability in the effective tax rate from quarter to quarter.

Income tax expense for the three months ended June 30, 2021 and 2020 was $0 and $0, respectively. Income tax expense for the six months ended June 30, 2021 and 2020 was $1 and $0, respectively. Income tax expense is based on the Company’s estimated annualized effective tax rate for the fiscal years ending December 31, 2021 and December 31, 2020, respectively. For the three and six months ended June 30, 2021 and 2020, the Company’s recognized effective tax rate differs from the U.S. federal statutory rate primarily due to the Company’s U.S. deferred tax assets being offset in full by a valuation allowance.

9. Income taxes

The provision for income taxes consists of the following:

	Years Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	1
Total current	1	1
Deferred:
Federal	4,142	2,294
State	1,144	1,190
Change in valuation allowance	(5,286)	(3,484)
Total deferred	—	—
Total provision for income taxes	$1	$1

The provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income before taxes as follows:

	Years Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State tax provision	3.7	3.3
Change in valuation allowance	(25.3)	(19.3)
Research credits	3.0	(1.9)
Permanent differences	(2.4)	(3.7)
Other	0.0	0.6
Total provision for income taxes	0.0%	0.0%

As of December 31, 2020 and 2019, the net deferred tax asset consisted of the following:

	December 31,
	2020	2019
Deferred tax assets:
Accrued expenses	$192	$—
Stock compensation	479	341
Research credits	1,939	1,309
Net operating loss carryforwards	12,838	8,418
Total gross deferred tax assets	15,448	10,068
Less valuation allowance	(15,151)	(9,865)
Total deferred tax assets	297	203
Deferred tax liabilities:
Property and equipment	(297)	(203)
Total deferred tax liabilities	(297)	(203)
Net deferred tax asset (liability)	$—	$—

On February 15, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Act. The ASU is effective for years beginning after December 15, 2018 and can be adopted early. The Company has not elected to adopt the ASU during its fiscal year ended December 31, 2020, and the Company does not anticipate adopting the ASU in the future. Accordingly, no reclassification of estimated stranded tax effects, if any, has been recorded.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) (“ASU 2019-12”), which removes certain exceptions for investments, intra period allocations and interim calculations and adds guidance to reduce complexity in accounting for income taxes. ASU 2019-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020; early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Valuation allowances are established when necessary to reduce deferred tax assets, including temporary differences and net operating loss carryforwards, to the amount expected to be realized in the future. FASB guidance indicates that forming a conclusion that a valuation allowance is not needed is difficult when there is negative evidence such as cumulative losses in recent years. The Company had cumulative losses from continuing operations in the U.S. for the three-year period ended December 31, 2020. The Company considered this negative evidence along with all other available positive and negative evidence and concluded that, at December 31, 2020, it is more likely than not that the Company’s U.S. deferred tax assets will not be realized. As of December 31, 2020, the Company’s U.S. deferred tax assets were offset in full by a valuation allowance. The Company’s total valuation allowance was $15,151 at December 31, 2020 and $9,865 at December 31, 2019. The Company’s valuation allowance increased $5,286 and $3,483 during the fiscal years ended December 31, 2020 and 2019, respectively. A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	December 31,
	2020	2019
Valuation allowance at beginning of year	$9,865	$6,382
Change in valuation allowance	5,286	3,483
Valuation allowance at end of year	$15,151	$9,865

As of December 31, 2020, the Company had federal net operating losses of approximately $51,150. Of these losses, $5,909 were generated in 2015 through 2017, prior to the Tax Cuts and Jobs Act enactment, and will begin expiring from 2035 to 2037 if not utilized. The remaining net operating losses have an indefinite carryforward period. As of December 31, 2019, the Company had federal net operating losses of approximately $33,568.

As of December 31, 2020, the Company had a $3,006 deferred tax asset related to a federal research and development credit carryforward. This credit has been offset by a liability for unrecognized tax benefits of $1,503. If not utilized, the credits will expire beginning in 2035 through 2040. As of December 31, 2019, the Company had a $2,023 deferred tax asset related to a federal research and development credit carryforward. This credit was offset by a liability for unrecognized tax benefits of $1,012.

As of December 31, 2020, the Company had state net operating losses of approximately $53,609. Of the total state net operating losses, approximately $53,461 is attributable to Utah. Utah law allows unused net operating losses arising in tax years beginning after December 31, 2017 to be carried forward indefinitely. Of the total $53,462 of Utah net operating losses, $47,124 are carried forward indefinitely, and the remaining net operating losses will expire beginning in 2035 through 2037. The remaining state net operating loss carryovers are attributable to various other states with varying expiration periods. As of December 31, 2019, the Company had state net operating losses of approximately $34,992. Of the total 2019 state net operating losses, approximately $34,898 is attributable to Utah.

As of December 31, 2020, the Company had a $1,102 deferred tax asset related to a Utah research and development credit carryforward. This credit has been offset by a liability for unrecognized tax benefits of $551. If not utilized, the credits will expire beginning in 2029 through 2034. As of December 31, 2019, the Company had a $752 deferred tax asset related to a Utah research and development credit carryforward. This credit was offset by a liability for unrecognized tax benefits of $376.

ASC Topic 740-10-05 requires that the impact of a tax position be recognized in the financial statements if that position is more likely than not of being sustained on audit, based on the technical merits of the position. As of December 31, 2020, the Company had a $2,054 liability for unrecognized tax benefits, all of which is netted against deferred tax assets for related carryforward credits. The Company expects no material changes to the liability for unrecognized tax benefits in the next 12 months. Interest and penalties associated with uncertain tax positions are recorded as a component of income tax expense. There would be no impact to the Company’s effective rate if the unrecognized tax benefits were recognized. A reconciliation of the beginning and ending amounts of unrecognized benefits is as follows:

	Years ended December 31,
	2020	2019
Unrecognized tax benefits at the beginning of year	$1,388	$—
Gross increases – current year tax positions	666	668
Gross increases – prior year tax positions	—	720
Gross decreases – prior year tax positions	—	—
Unrecognized tax benefits at end of year	$2,054	$1,388
Interest and penalties in year-end balance	$—	$—

The Company files U.S. and various state tax returns in jurisdictions with various statutes of limitation. As of December 31, 2020, the tax returns for fiscal year 2015 through fiscal year 2019 remain subject to examination. Annual tax provisions include amounts considered necessary to pay assessments that may result from examination of prior year tax returns; however, the amount ultimately paid upon resolution of issues may differ materially from the amount accrued. As of December 31, 2020, there are no income tax returns currently under audit.